CITIGROUP [LOGO]                                     GLOBAL TRANSACTION SERVICES
         corporate and                                       Two Portland Square
         investment banking                                  Portland, ME 04101
                                                             Tel 207 879 1900
                                                             Fax 207 822 6677


August 4, 2006

U.S. Securities and Exchange Commission
Branch of Document Control
100 F Street
NE
Stop 1-4
Washington, D.C. 20549

Re:      Forum Funds
         File Nos.  2-67052; 811-3023
         CIK:  0000315774

Ladies and Gentlemen:

On behalf of Forum Funds, a Delaware statutory trust (the "Registrant"), pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Prospectuses for Absolute Strategies Fund, Austin Global Equity Fund, Merk Hard Currency Fund, Payson Total Return Fund and Payson Value Fund and Statements of Additional Information for Austin Global Equity Fund, Merk Hard Currency Fund, Payson Total Return Fund, Payson Value Fund, and Shaker Fund dated August 1, 2006 do not differ from that contained in the Registration Statement of the Registrant which was filed electronically by EDGAR on July 31, 2006 accession number 0001275125-06-000276.

If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6114.

Sincerely,

/s/ David Whitaker

David Whitaker
Citigroup Fund Services, LLC









                                                    Citigroup Fund Services, LLC